33. Insurance coverage (Details) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
Property and equipment and inventories
Disclosure of types of insurance contracts [line items]
Covered risks	Assigning profit
Amount insured	R$ 16,369
Profit
Disclosure of types of insurance contracts [line items]
Covered risks	Loss of profits
Amount insured	R$ 8,338
Cars and Others
Disclosure of types of insurance contracts [line items]
Covered risks	Damages
Amount insured	R$ 412